RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of September 30, 2021 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2021	December 31, 2020
Sales taxes receivable	21	23
Other current assets (prepaid expenses and amounts receivable)	68	36
	89	59